RELATED PARTY TRANSACTIONS - Consolidated Statements of Loss and Comprehensive Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
(Loss) Gain on remeasurement of deferred consideration	€ (157)	€ 132
Professional fees	(4,565)	(5,979)
Shareholders, Key Management Personnel and Members
RELATED PARTY TRANSACTIONS
Salaries and subcontractors	(2,489)	(3,521)
Share based compensation	(881)	(698)
Total	€ (3,370)	(4,219)
Key Managerial Personnel, Board of Directors and Wild Streak and Spin Vendors
RELATED PARTY TRANSACTIONS
Salaries and subcontractors		(1,858)
Share based compensation		(16)
(Loss) Gain on remeasurement of deferred consideration		132
Interest and financing fees		(1,045)
Total		€ (2,787)